UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2009
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      ALLSTATE INVESTMENTS LLC

Address:   3075 SANDERS ROAD, SUITE G4A
           NORTHBROOK, IL.  60062-7127


Form 13F File Number: 28-10298


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   PAUL SCHUTT
Title:  ASSISTANT VICE PRESIDENT INVESTMENT OPERATIONS
Phone:  847-402-5169

Signature,  Place,  and  Date  of  Signing:

/s/ PAUL SCHUTT                    NORTHBROOK,IL.                     2/11/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

13F File Number  Name

028-00035        ALLSTATE INSURANCE COMPANY
---------------  ---------------------------------------------------------------
028-01037        ALLSTATE LIFE INSURANCE COMPANY
---------------  ---------------------------------------------------------------
028-13584        ALLSTATE NEW JERSEY P&C INS CO.
---------------  ---------------------------------------------------------------